UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2014

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date		Effective Yield to Maturity % (A)		Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (56%)
	---------- ALABAMA (11%) --------
$686	University of Alabama	3.00%	05/01/2021		12.27%		$509
113	University of Montevallo	3.00	05/01/2023		12.30		77

							586
	---------- CALIFORNIA (11%) --------
163	Azusa Pacific University	3.00	04/01/2017		12.96		138
95	Monterey Peninsula College	3.00	10/01/2018		11.95		78
170	San Diego State University	3.00	11/01/2021		11.93		126
355	San Francisco State University	3.00	11/01/2021		11.93		263

							605
	---------- MASSACHUSETTS (6%) --------
97	Atlantic Union College	3.00	11/01/2023		12.68		65
389	Boston University	3.00	12/31/2022		11.87		267

							332
	---------- NEW JERSEY (1%) --------
42	Fairleigh Dickinson University	3.00	11/01/2020		12.09		32

							32
	---------- NEW YORK (7%) --------
90	Long Island University	3.00	06/01/2016		12.34		75
443	Sarah Lawrence College	3.00	11/01/2021		12.64		328

							403
	---------- NORTH CAROLINA (0%)* --------
34	Montreat-Anderson College	3.00	12/01/2019		12.19		25

							25
	---------- PENNSYLVANIA (0%)* --------
13	Temple University	3.375	11/01/2014		11.99		13

							13
	---------- RHODE ISLAND (1%) --------
96	Community College of Rhode Island	3.00	04/01/2018		12.10		81

							81
	---------- SOUTH CAROLINA (2%) --------
129	College of Charleston	3.00	07/01/2016		12.02		108

							108
	---------- VERMONT (17%) --------
270	Middlebury College	3.00	04/01/2018		12.87		224
925	University of Vermont	3.00	10/01/2019		12.19		733

							957

	TOTAL COLLEGE & UNIVERSITY LOANS (56%)						3,142

	Allowance for Loan Losses (-1%)						(32)

	Loans, net of allowance for loan losses (56%)						3,110

	INVESTMENT AGREEMENTS (57%)
2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	(C)	8.00		2,600
593	FNMA #786 Revenue Fund	5.00	12/01/2014	(C)	5.00		593

	TOTAL INVESTMENT AGREEMENTS						3,193

	Total Investments (113%)					(B)	6,303

	OTHER ASSETS, LESS LIABILITIES (-13%)						(731)

	NET ASSETS (100%)						$5,572

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity as of the date of purchase.
(B)	The tax basis of all investments is approximately $7,303.
(C)	Terminates at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.
*	Rounds to less than 1%

The accompanying notes are an integral part of this schedule.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ Laura S Cawley, Vice President

Date	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	October 29, 2014

*	Print the name and title of each signing officer under his or her signature.